Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Detailed Information Financial Assets And Liabilities Classified And Measured
The Company’s financial assets and liabilities are classified and measured as follows:

As at,		March 31, 2023		March 31, 2022
	Category	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial assets

Cash (1)	Financial assets at amortized cost	$247.4	$247.4	$915.3	$915.3

Restricted cash (1)	Financial assets at amortized cost	$3.9	$3.9	$3.9	$3.9

Accounts receivable (2)	Financial assets at amortized cost	$291.2	$291.2	$402.3	$402.3

Margin payments (1)	Financial assets at amortized cost	$-	$-	$29.5	$29.5

Financial liabilities

Bank indebtedness (1)	Financial liabilities at amortized cost	$1.9	$1.9	$0.1	$0.1

Accounts payable and accrued liabilities (1)	Financial liabilities at amortized cost	$204.6	$204.6	$261.9	$261.9

Current portion of governmental loans (1)	Financial liabilities at amortized cost	$10.0	$10.0	$10.0	$10.0

Long-term governmental loans (1)	Financial liabilities at amortized cost	$110.4	$110.4	$85.2	$85.2

Derivative instruments (3)	Financial instruments at FVTOCI(L)	$-	$-	$28.8	$28.8

Warrant liability (4)	Financial instruments at FVTP(L)	$57.3	$57.3	$99.4	$99.4

Earnout liability (4)	Financial instruments at FVTP(L)	$16.8	$16.8	$22.7	$22.7

Share-based payment compensation liability (4)	Financial instruments at FVTP(L)	$33.5	$33.5	$45.4	$45.4

1
- Initial measurment at fair value and subsequent remeasurement at amortized cost.

2
- Initial measurement at transaction price and subsequent remeasurement at amortized cost.

3
- Level 2; Initial measurement at fair value and subsequent remeasurement at FVTOCI(L)

4
- Level 1; Initial measurement at fair value and subsequent remeasurement at FVTP(L)

Summary of Company's Canadian Dollar Denominated Financial Instruments
The Company’s Canadian dollar denominated financial instruments as at March 31, 2023 and March 31, 2022, were as follows:

As at,	March 31, 2023	March 31, 2022

Cash	$51.2	$25.0

Restricted cash	3.9	3.9

Accounts receivable	127.1	164.1

Bank indebtedness	-	(0.1)

Accounts payable and accrued liabilities	(147.1)	(204.5)

Governmental loans	(120.4)	(95.2)

Other long-term liabilities	(3.3)	-

Net Canadian dollar denominated financial instruments	$(88.6)	$(106.8)

Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities
The following table discloses
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Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at March 31, 2023:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years

Revolving Credit Facility	$1.9	$(1.9)	$(1.9)	$-	$-	$-

Accounts payable and accrued liabilities	204.6	(204.6)	(204.6)	-	-	-

Taxes payable	14.4	(14.4)	(14.4)	-	-	-

Governmental Loans	120.4	(189.7)	(10.0)	(18.1)	(79.8)	(81.8)

Interest on Provincial MENDM Loan	2.6	(2.6)	(2.6)	-	-	-

	$343.9	$(413.2)	$(233.5)	$(18.1)	$(79.8)	$(81.8)

The following table discloses Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at March 31, 2022:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years

Revolving Credit Facility	$0.1	$(0.1)	$(0.1)	$-	$-	$-

Accounts payable and accrued liabilities	261.9	(261.9)	(261.9)	-	-	-

Taxes payable	64.3	(64.3)	(64.3)	-	-	-

Governmental Loans	95.2	(136.5)	(9.9)	(9.9)	(71.5)	(45.2)

Interest on Provincial MENDM Loan	2.3	(2.3)	(2.3)	-	-	-

Derivative financial instruments	28.8	(28.8)	(28.8)	-	-	-

	$452.6	$(493.9)	$(367.3)	$(9.9)	$(71.5)	$(45.2)